Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Federal, current					$ 1.6	$ (1.9)	$ 2.9
U.S. State, current					1.3
Foreign, current					17.8	22.1	12.4
Total, current					20.7	20.2	15.3
U.S. Federal, deferred					15.2
U.S. State, deferred					(0.1)
Foreign, deferred					8.2	(16.6)	22.1
Total, deferred					23.3	(16.6)	22.1
U.S. Federal					16.8	(1.9)	2.9
U.S. State					1.2
Foreign					26.0	5.5	34.5
Total	$ 10.4	$ 12.9	$ (2.3)	$ 31.4	$ 44.0	$ 3.6	$ 37.4